Taxes (Details) ¥ in Millions, ¥ in Millions	6 Months Ended					60 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 HKD ($)	Dec. 31, 2027 CNY (¥)	Mar. 31, 2030 USD ($)	Mar. 31, 2029 USD ($)	Sep. 30, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Oct. 01, 2019
Taxes (Details) [Line Items]
Statutory income tax rate	30.60%	30.60%	30.60%	30.60%	34.00%
Profit taxes rate	50.00%	50.00%	50.00%	50.00%
Taxable income (in Yuan Renminbi) | ¥				¥ 1
Profit taxes rate	2.50%	2.50%	2.50%	2.50%
Reduced effective rate amount	$ 1,000,000
Reduced amount of effective rate	$ 3,000,000
Reduced effective percentage	5.00%	5.00%	5.00%	5.00%
Income taxes description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Applicable consumption tax rate												8.00%
Consumption tax amount	$ 28,300,000								¥ 3,800.0
Tax consultant amount	6,100,000	¥ 800.0
Consumption tax payable										$ 16,600,000	¥ 2,200.0
Consumption tax amount | ¥									30.0
Additional consumption tax amount	600,000								¥ 90.9
Consumption tax payable instalment	200,760
Consumption tax payable	$ 10,758,638
Maximum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate												10.00%
Minimum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate												8.00%
Hong Kong [Member]
Taxes (Details) [Line Items]
Profit taxes rate	16.50%	16.50%	16.50%	16.50%	16.50%
Effective income tax value (in Dollars)			$ 2,000,000		$ 2,000,000
Operating loss carryforward	$ 983,345
PRC [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%	25.00%
Malaysia [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%	24.00%
Japan [Member]
Taxes (Details) [Line Items]
Operating loss carryforward	$ 3,087,556
Tokyo Regional Taxation Bureau [Member]
Taxes (Details) [Line Items]
Consumption tax amount										12,900,000	1,700.0
Tokyo Regional Taxation Bureau [Member]
Taxes (Details) [Line Items]
Additional consumption tax amount										$ 4,900,000	¥ 700.0
Forecast [Member]
Taxes (Details) [Line Items]
Taxable income amount (in Yuan Renminbi) | ¥						¥ 3
Taxable income percentage						5.00%
Operating loss carryforward							$ 179,116	$ 2,908,440
TLS [Member] | Hong Kong [Member]
Taxes (Details) [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%	8.25%
Effective income tax value (in Dollars)			$ 2,000,000		$ 2,000,000